4. LICENSING AGREEMENT AND DEFERRED LICENSING COSTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Licensing Agreement And Deferred Licensing Costs Details Narrative
Patent Costs net of accumulated amortization	$ 55,000	$ 60,000
Amortization expense	$ 4,000	$ 4,000